Average Annual Total Returns (Vanguard Morgan Growth Fund)	12 Months Ended
Sep. 30, 2012
Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.09%
Five Years	1.19%
Ten Years	7.77%
Inception Date	Dec. 31, 1968
Vanguard Morgan Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.25%
Five Years	1.35%
Ten Years	7.94%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.91%
Five Years	1.07%
Ten Years	7.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.04%
Five Years	1.00%
Ten Years	6.80%
Russell 3000 Growth Index | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.21%
Five Years	3.15%
Ten Years	7.69%
Russell 3000 Growth Index | Vanguard Morgan Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.21%
Five Years	3.15%
Ten Years	7.69%